Fair Value - Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value measurement of assets [line items]
Beginning balance	¥ 1,197,725
Ending balance	1,081,937	¥ 1,197,725
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	69,751
Ending balance	84,018	69,751
Measured at fair value on a recurring basis [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	871,150
Ending balance	736,745	871,150
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	125,562
Ending balance	65,618	125,562
Measured at fair value on a recurring basis [member] | Level 3 [member] | Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	5,806	5,700
Profit or loss	5,339	(723)
Other comprehensive income
Purchases
Sales
Transfer to level 1 due to listing
Exchange differences on translating foreign operations	(196)	829
Other
Ending balance	10,949	5,806
Unrealized gains or losses included in profit or loss on assets held	5,339	(723)
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	4,542	5,074
Profit or loss	(153)	145
Other comprehensive income		(4,625)
Purchases		4,625
Sales		(1,156)
Transfer to level 1 due to listing
Exchange differences on translating foreign operations	97	479
Other
Ending balance	4,486	4,542
Unrealized gains or losses included in profit or loss on assets held	(153)	145
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	115,214	149,820
Profit or loss
Other comprehensive income	29,617	(47,742)
Purchases	3,304	7,535
Sales	(96,232)	(160)
Transfer to level 1 due to listing	(15)
Exchange differences on translating foreign operations	(171)	1,408
Other	(1,534)	4,353
Ending balance	50,183	115,214
Unrealized gains or losses included in profit or loss on assets held